Summary of Significant Accounting Policies: Fair Value Measurements (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Policies
Fair Value Measurements

Fair Value Measurements

The fair value hierarchy established by ASC 820 “Fair Value Measurements and Disclosures” prioritizes the inputs used in valuation techniques into three levels as follows:

•    Level 1 - Observable inputs - unadjusted quoted prices in active markets for identical assets and liabilities;

•    Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with market data; and

•    Level 3 - Unobservable inputs - includes amounts derived from valuation models where one or more significant inputs are unobservable.

Fair Value Measurements

The fair value hierarchy established by ASC 820 “Fair Value Measurements and Disclosures” prioritizes the inputs used in valuation techniques into three levels as follows:

•    Level 1 - Observable inputs - unadjusted quoted prices in active markets for identical assets and liabilities;

•    Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with market data; and

•    Level 3 - Unobservable inputs - includes amounts derived from valuation models where one or more significant inputs are unobservable.